Significant Accounting Policies - Revenue Generated from Related Parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Concentration Risk [Line Items]
Revenues	¥ 3,645,335	¥ 2,048,896	¥ 1,556,476
Sales Revenue Net | Credit Concentration Risk
Concentration Risk [Line Items]
Revenues	¥ 2,798,824	¥ 1,773,595	¥ 1,448,960
Concentration risk, percentage	76.80%	86.60%	93.10%
Sales Revenue Net | Credit Concentration Risk | Company C
Concentration Risk [Line Items]
Revenues	¥ 2,798,824	¥ 1,773,595	¥ 1,448,960
Concentration risk, percentage	76.80%	86.60%	93.10%